Formation of joint venture - Narrative (Details) $ in Thousands	Jun. 03, 2024 USD ($) entity
Schedule of Equity Method Investments [Line Items]
Number of legal entities | entity	2
Cespira
Schedule of Equity Method Investments [Line Items]
Non-controlling interest	$ 35,621
Cespira Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	55.00%
Capital contributions to investments accounted for by the equity method (note 8)	$ 27,328
Contingent consideration	$ 45
Cespira Joint Venture | Volvo Group
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	45.00%